SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 23:	SUBSEQUENT EVENTS On February 23, 2022, the Board of Directors approved a share buyback program of up to USD 75 million.